Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020
Income Taxes (Details) [Line Items]
Income tax expense of continuing operations	$ 1,000,000	$ 100,000	$ 2,000,000	$ 900,000
Effective tax rates						3.70%	0.50%
U.S. Federal statutory tax rate						21.00%	21.00%
U.S. Federal income tax rate						21.00%	21.00%
U.S. Federal NOL carryforwards description						As of December 31, 2020, we had U.S. Federal NOL carryforwards of $259.0 million generated in tax years 2002 through 2020, of which $154.1 million will expire from 2022 to 2037 and $105.0 million will carry forward indefinitely. We have state NOL carryforwards of $88.9 million generated in tax years 2007 through 2020. The state NOL carryforwards of $85.0 million will expire from 2021 to 2040 and $3.7 million will carryforward indefinitely. Additionally, we have foreign NOL carry forwards of $5.5 million generated from tax years 2006 through 2016, of which $5.5 million will carry forward indefinitely.
Deferred Tax Asset Net						$ 41,900,000
Deferred Tax Asset Liabilities Net						$ 10,700,000
NEWTOWN LANE MARKETING, INCORPORATED [Member]
Income Taxes (Details) [Line Items]
Net operating losses carry forward					$ 2,280,000			$ 2,129,000
Operating loss carryforward description					This is necessary due to the Company’s continued operating loss and the uncertainty of the Company’s ability to utilize approximately $2,015,000 of the net operating loss carryforwards before they will expire through the year 2037 and approximately $265,000 of net operating loss carryforwards that can be carried-forward indefinitely subject to limitation.
Minimum [Member]
Income Taxes (Details) [Line Items]
U.S. corporate income tax rate						35.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
U.S. corporate income tax rate						21.00%